SHORT-TERM BORROWINGS - Schedule of Short-Term Borrowings from Financial Institutions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Short-Term Debt [Line Items]
Amount	$ 4,501,956	$ 1,055,828	¥ 32,250,209	¥ 7,706,808
Ningbo Bank [Member]
Short-Term Debt [Line Items]
Amount	$ 108,857		¥ 779,811
Issuance Date	Apr. 16, 2025
Expiration Date	Oct. 13, 2025
Interest	2.80%		2.80%
Ningbo Bank [Member]
Short-Term Debt [Line Items]
Amount	$ 41,247		¥ 295,476
Issuance Date	Apr. 22, 2025
Expiration Date	Oct. 19, 2025
Interest	2.80%		2.80%
Ningbo Bank [Member]
Short-Term Debt [Line Items]
Amount	$ 60,398		¥ 432,664
Issuance Date	Apr. 28, 2025
Expiration Date	Oct. 25, 2025
Interest	2.80%		2.80%
Ningbo Bank [Member]
Short-Term Debt [Line Items]
Amount	$ 33,818		¥ 242,259
Issuance Date	May 09, 2025
Expiration Date	Nov. 06, 2025
Interest	2.80%		2.80%
Bank of China [Member]
Short-Term Debt [Line Items]
Amount	$ 1,395,946		¥ 10,000,000
Issuance Date	Jan. 17, 2025
Expiration Date	Jan. 16, 2026
Interest	2.70%		2.70%
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Amount	$ 907,365		¥ 6,500,000
Issuance Date	Mar. 20, 2025
Expiration Date	Mar. 20, 2026
Interest	2.80%		2.80%
Minsheng Bank [Member]
Short-Term Debt [Line Items]
Amount	$ 697,973	$ 136,999	¥ 5,000,000	¥ 1,000,000
Issuance Date	Mar. 04, 2025	Jun. 27, 2024
Expiration Date	Mar. 04, 2026	Jan. 03, 2025
Interest	3.20%	3.50%	3.20%	3.50%
Minsheng Bank [Member]
Short-Term Debt [Line Items]
Amount	$ 1,256,352		¥ 9,000,000
Issuance Date	Jan. 02, 2025
Expiration Date	Jan. 02, 2026
Interest	3.25%		3.25%
Bank of Ningbo [Member]
Short-Term Debt [Line Items]
Amount		$ 684,997		¥ 5,000,000
Issuance Date		Jun. 13, 2024
Expiration Date		Jun. 13, 2025
Interest		2.80%		2.80%
Bank of Ningbo [Member]
Short-Term Debt [Line Items]
Amount		$ 233,832		¥ 1,706,808
Issuance Date		Oct. 30, 2024
Expiration Date		Apr. 28, 2025
Interest		2.75%		2.75%